JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 67.9%
Fixed Income — 55.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	7,440,768	89,586,850
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,127,151	7,563,182
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,220,482	8,421,325
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	702,586	5,494,223
JPMorgan High Yield Fund Class R6 Shares (a)	5,049,486	31,357,310
JPMorgan Income Fund Class R6 Shares (a)	902,387	7,598,102
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	3,590,337	35,580,238
JPMorgan Managed Income Fund Class L Shares (a)	44,395	439,953
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	7,589,170	70,882,851

Total Fixed Income		256,924,034

U.S. Equity — 12.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,500,364	59,039,334

TOTAL INVESTMENT COMPANIES (Cost $326,076,183)		315,963,368

EXCHANGE-TRADED FUNDS — 23.0%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	112,459	7,260,353

Fixed Income — 7.1%
JPMorgan U.S. Aggregate Bond ETF (a)	1,218,080	32,888,160

International Equity — 11.9%
iShares Core MSCI EAFE ETF	851,254	42,469,062
iShares Core MSCI Emerging Markets ETF	322,141	13,037,046

Total International Equity		55,506,108

U.S. Equity — 2.4%
iShares Russell 2000 ETF	34,582	3,958,256
iShares Russell Mid-Cap ETF	171,004	7,382,243

Total U.S. Equity		11,340,499

TOTAL EXCHANGE-TRADED FUNDS (Cost $119,055,114)		106,995,120

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $6,231,246)	6,185,000	6,308,700

	Shares
SHORT-TERM INVESTMENTS — 5.4%
INVESTMENT COMPANIES — 5.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $24,962,807)	24,962,807	24,962,807

Total Investments — 97.6% (Cost $476,325,350)		454,229,995
Other Assets Less Liabilities — 2.4%		11,078,450

Net Assets — 100.0%		465,308,445

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	134	06/2020	CAD	14,025,581	(25,633)
DJ US Real Estate Index	55	06/2020	USD	1,509,200	7,079
MSCI EAFE E-Mini Index	26	06/2020	USD	2,033,460	6,329
MSCI Emerging Markets E-Mini Index	20	06/2020	USD	844,600	1,669
Russell 2000 E-Mini Index	19	06/2020	USD	1,092,215	(40,931)
S&P 500 E-Mini Index	69	06/2020	USD	8,875,125	36,782
U.S. Treasury 10 Year Note	350	06/2020	USD	48,600,781	2,155,597

					2,140,892

Short Contracts
EURO STOXX 50 Index	(264)	06/2020	EUR	(7,865,909)	(849,382)
Euro-Bund	(60)	06/2020	EUR	(11,415,677)	151,218
FTSE 100 Index	(16)	06/2020	GBP	(1,108,498)	(92,196)

					(790,360)

					1,350,532

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$447,921,295	$6,308,700	$—	$454,229,995

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,358,674	$—	$—	$2,358,674

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(66,564)	$(941,578)	$—	$(1,008,142)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$6,065,740	$8,450,773	$4,975,554	$23,397	$(2,304,003)	$7,260,353	112,459	$169,769	$9,551
JPMorgan Core Bond Fund Class R6 Shares (a)	100,253,822	23,550,626	36,397,895	569,464	1,610,833	89,586,850	7,440,768	2,180,375	498,691
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	40,705,798	367,526	41,589,381	2,114,644	(1,598,587)	—	—	367,526	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,177,872	1,048,195	—	—	(1,662,885)	7,563,182	1,127,151	337,001	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	8,096,396	1,914,517	—	—	(1,589,588)	8,421,325	1,220,482	376,890	—
JPMorgan Equity Index Fund Class R6 Shares (a)	54,707,300	24,159,411	10,708,843	(608,573)	(8,509,961)	59,039,334	1,500,364	1,165,552	129,620
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	10,249,046	276,110	4,078,366	(147,974)	(804,593)	5,494,223	702,586	276,110	—
JPMorgan High Yield Fund Class R6 Shares (a)	34,741,180	6,207,218	4,461,861	(91,093)	(5,038,134)	31,357,310	5,049,486	1,462,425	—
JPMorgan Income Fund Class R6 Shares (a)	2,944,841	7,042,171	1,340,660	(2,176)	(1,046,074)	7,598,102	902,387	230,263	2,146
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	—	39,274,585	2,072,207	(53,767)	(1,568,373)	35,580,238	3,590,337	228,519	—
JPMorgan Managed Income Fund Class L Shares (a)	12,559,227	5,260,243	17,344,712	22,419	(57,224)	439,953	44,395	134,758	2,968
JPMorgan Realty Income Fund Class R6 Shares (a)	363,929	—	378,255	73,078	(58,752)	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	6,345,483	70,457,764	3,896,322	10,782	(2,034,856)	70,882,851	7,589,170	913,099	—
JPMorgan U.S. Aggregate Bond ETF (a)	—	36,619,313	3,635,647	(34,602)	(60,904)	32,888,160	1,218,080	58,965	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	11,354,558	205,522,123	191,913,874	—	—	24,962,807	24,962,807	219,028	—

Total	$296,565,192	$430,150,575	$322,793,577	$1,875,599	$(24,723,101)	$381,074,688		$8,120,280	$642,976

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.